Derivative Financial Asset - Additional information (Detail)	Jul. 01, 2019 $ / shares	Apr. 01, 2019 $ / shares	Dec. 31, 2020 HKD ($)	Jun. 26, 2020 $ / shares shares	Dec. 31, 2019 HKD ($)
Disclosure of detailed information about financial instruments [line items]
Market value of derivative contracts pledged | $			$ 2,860,797,360		$ 962,442,277
Underlying listed shares
Disclosure of detailed information about financial instruments [line items]
Number of shares of investment, disposed | shares				176,766,469
Number of consideration received from the disposal of investment | shares				618,682,641
Sale of stock per share				$ 5.5
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of profit eligible based on market price	25.00%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of profit eligible based on market price	40.00%
AMTD Investment Solutions Group And AMTD Strategic Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Number of shares of investment, disposed | shares				176,766,469
Upside Participation And Profit Distribution Amendment Agreement One [Member] | AMTD Investment Solutions Group And AMTD Strategic Investments [Member] | Ariana Capital And Investment [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of profit eligible based on market price		25.00%
Upside Participation And Profit Distribution Amendment Agreement Two [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Underlying, derivative instrument	$ 8.1
Upside Participation And Profit Distribution Amendment Agreement Two [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Underlying, derivative instrument	$ 9.0
Upside Participation And Profit Distribution Amendment Agreement Two [Member] | AMTD Investment Solutions Group And AMTD Strategic Investments [Member] | Ariana Capital And Investment [Member]
Disclosure of detailed information about financial instruments [line items]
Underlying, derivative instrument		$ 8.1